Balance Sheet Components - Summary of Allowance for credit losses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Allowance for Credit Loss [Abstract]
Allowance for Credit Loss, Beginning Balance	$ 203
Increase in allowance	2,381
Write-offs	(7)
Allowance for Credit Loss, Ending Balance	$ 2,577